Income tax expense - Summary of deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ (218,315)	₩ (388,876)
Profit or loss	(273,502)	(254,118)
Other comprehensive income (loss)	254,736	424,679	₩ (307,868)
Ending balance	(237,081)	(218,315)	(388,876)
Temporary Difference
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(398,818)	(589,544)
Profit or loss	(251,487)	(233,953)
Other comprehensive income (loss)	254,736	424,679
Ending balance	(395,569)	(398,818)	(589,544)
Unearned income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(430,175)	(432,276)
Profit or loss	(23,729)	2,101
Other comprehensive income (loss)	0	0
Ending balance	(453,904)	(430,175)	(432,276)
Account receivable
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(36,406)	(21,354)
Profit or loss	(5,060)	(15,052)
Other comprehensive income (loss)	0	0
Ending balance	(41,466)	(36,406)	(21,354)
Financial assets measured at fair value
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(379,605)	454,253
Profit or loss	76,414	(408,640)
Other comprehensive income (loss)	585,988	(425,218)
Ending balance	282,797	(379,605)	454,253
Investment in associates
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	194,415	188,268
Profit or loss	(18,848)	8,543
Other comprehensive income (loss)	6,229	(2,396)
Ending balance	181,796	194,415	188,268
Valuation and depreciation of property and equipment, etc.
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(103,931)	(104,078)
Profit or loss	(959)	147
Other comprehensive income (loss)	0	0
Ending balance	(104,890)	(103,931)	(104,078)
Derivative asset
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	51,184	152,388
Profit or loss	(70,745)	(79,962)
Other comprehensive income (loss)	82,890	(21,242)
Ending balance	63,329	51,184	152,388
Deposits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	27,279	33,553
Profit or loss	9,677	(6,274)
Other comprehensive income (loss)	0	0
Ending balance	36,956	27,279	33,553
Accrued expenses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	286,029	221,458
Profit or loss	40,172	64,571
Other comprehensive income (loss)	0	0
Ending balance	326,201	286,029	221,458
Defined benefit obligation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	547,095	544,667
Profit or loss	35,686	(17,567)
Other comprehensive income (loss)	(8,532)	19,995
Ending balance	574,249	547,095	544,667
Plan assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(583,708)	(617,983)
Profit or loss	(76,062)	32,565
Other comprehensive income (loss)	13,930	1,710
Ending balance	(645,840)	(583,708)	(617,983)
Other provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	495,417	510,604
Profit or loss	12,464	(15,187)
Other comprehensive income (loss)	0	0
Ending balance	507,881	495,417	510,604
Allowance for acceptances and guarantees
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	35,484	22,017
Profit or loss	12,713	13,467
Other comprehensive income (loss)	0	0
Ending balance	48,197	35,484	22,017
Allowance related to asset revaluation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(47,709)	(47,709)
Profit or loss	(1,999)	0
Other comprehensive income (loss)	0	0
Ending balance	(49,708)	(47,709)	(47,709)
Allowance for expensing depreciation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(79)	(140)
Profit or loss	61	61
Other comprehensive income (loss)	0	0
Ending balance	(18)	(79)	(140)
Accrued contributions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	57,604	37,669
Profit or loss	(1,561)	19,935
Other comprehensive income (loss)	0	0
Ending balance	56,043	57,604	37,669
Financial assets (liabilities) designated at fair value through profit or loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(112,939)	(232,597)
Profit or loss	(14,065)	119,658
Other comprehensive income (loss)	0	0
Ending balance	(127,004)	(112,939)	(232,597)
Allowances
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	274,218	224,066
Profit or loss	(49,538)	50,152
Other comprehensive income (loss)	0	0
Ending balance	224,680	274,218	224,066
Constructive dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	18,575	17,718
Profit or loss	848	857
Other comprehensive income (loss)	0	0
Ending balance	19,423	18,575	17,718
Liability under insurance contracts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	10,356	11,445
Profit or loss	(1,510)	(1,089)
Other comprehensive income (loss)	0	0
Ending balance	8,846	10,356	11,445
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(701,922)	(1,551,513)
Profit or loss	(175,446)	(2,239)
Other comprehensive income (loss)	(425,769)	851,830
Ending balance	(1,303,137)	(701,922)	(1,551,513)
Extinguishment of deposit and insurance liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	180,503	200,668
Profit or loss	(22,015)	(20,165)
Other comprehensive income (loss)	0	0
Ending balance	₩ 158,488	₩ 180,503	₩ 200,668